Supplement Dated September 14, 2006

to the Statement of Additional Information of each Fund listed below:

Merrill Lynch Ready Assets Trust

BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Bond Portfolio

BlackRock Fundamental Growth Portfolio

BlackRock Global Allocation Portfolio

BlackRock Government Income Portfolio

BlackRock High Income Portfolio

BlackRock Large Cap Portfolio

BlackRock Money Market Portfolio

BlackRock Mid Cap Value Opportunities Portfolio

BlackRock Small Cap Index Portfolio

BlackRock International Index Portfolio

Merrill Lynch USA Government Reserves
Merrill Lynch U.S. Treasury Money Fund

BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock S&P 500 index Fund

BlackRock Small Cap Index Fund

CMA Money Fund
WCMA Money Fund
CMA Government Securities Fund
WCMA Government Securities Fund
CMA Tax-Exempt Fund
WCMA Tax-Exempt Fund

CMA Treasury Fund

WCMA Treasury Fund
CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

BlackRock Financial Institutions Series Trust

BlackRock Summit Cash Reserves Fund

Merrill Lynch Retirement Series Trust

Merrill Lynch Retirement Reserves Money Fund

Blackrock Variable Series Funds, Inc.

BlackRock Balanced Capital V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Bond V.I. Fund

BlackRock Money Market V.I. Fund

BlackRock Fundamental Growth V.I. Fund

BlackRock Global Growth V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Government Income V.I. Fund

BlackRock High Income V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Value Opportunities V.I. Fund

BlackRock Utilities and Telecommunications V.I. Fund

BlackRock International Value V.I. Fund

Managed Account Series
Mid Cap Value Opportunities Portfolio
High Income Portfolio
U.S. Mortgage Portfolio
Global SmallCap Portfolio

Merrill Funds for Institutions Series

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Institutional Tax-Exempt Fund
Merrill Lynch Treasury Fund
Merrill Lynch Government Fund

The section entitled “Management and Advisory Arrangements” of the Statement of Additional Information of each Fund listed above is hereby amended by adding the following:

Pursuant to the Investment Advisory Agreement, BlackRock may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BlackRock, to perform investment advisory services with respect to the Portfolios. In addition, BlackRock may delegate certain of its investment advisory functions under the Investment Advisory Agreement to one or more of its affiliates to the extent permitted by applicable law. BlackRock may terminate any or all sub-advisers or such delegation arrangements in its sole discretion at any time to the extent permitted by applicable law.

Code # BRSAI-SUPMA0907